Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 301,293	$ 292,325	$ 292,103	$ 324,608	$ 189,478	$ 118,208
Short-term investments	618,343	520,844		66,798
Accounts receivable, net	24,019	23,189		20,375
Income tax receivable	1,680	1,900		3,340
Prepaid expenses and other current assets	18,269	17,913		9,309
Deferred tax assets	9,384	8,774		8,146
Total current assets	972,988	864,945		432,576
Investment in subsidiaries		19,498
Property and equipment, net	60,773	56,173		39,807
Goodwill	460,049	493,671		507,611	312,412
Intangible assets, net	58,003	70,456		80,665
Non-marketable investments	39,549	35,285		10,112
Deferred tax assets	880	1,545		1,120
Other non-current assets	6,295	8,053		8,781
Total assets	1,598,537	1,530,128		1,080,672
Current liabilities:
Accounts payable	7,487	8,281		3,539
Income tax payable	907	1,344		1,992
Accrued expenses	50,446	50,255		54,625
Deferred revenue	193,769	170,522		151,991
Total current liabilities	252,609	230,402		212,147
Convertible senior notes, net	329,905	316,181
Deferred revenue, less current portion	2,981	3,179		2,983
Deferred tax liabilities	24,376	26,624		24,046
Other non-current liabilities	19,817	12,192		7,557
Total liabilities	629,688	588,578		246,733
Redeemable noncontrolling interests	9,033	9,742		10,584
Total stockholders' equity	959,816	931,808		823,355	$ 517,033	$ 441,009
Total liabilities, redeemable noncontrolling interests and stockholders' equity	1,598,537	1,530,128		1,080,672
Company [Member]
Current assets:
Cash and cash equivalents	160,444	174,337	170,705	213,213
Short-term investments	618,343	520,844
Income tax receivable	796	1,168
Prepaid expenses and other current assets	4,525	6,935
Deferred tax assets	7,660	6,875
Intercompany receivable	790	324
Total current assets	792,558	710,483
Investment in subsidiaries	360,176	399,286
Property and equipment, net	11,259	7,457
Goodwill	0
Intangible assets, net	1,628	1,816
Non-marketable investments	37,506	35,285
Other non-current assets	188	228
Intercompany loans receivable	109,620	117,480
Total assets	1,312,935	1,272,035
Current liabilities:
Income tax payable	307	(153)
Accrued expenses	183	202
Intercompany payable	231	1,074
Total current liabilities	721	1,123
Convertible senior notes, net	329,905	316,181
Deferred tax liabilities	20,167	20,812
Other non-current liabilities	2,326	2,111
Total liabilities	353,119	340,227
Total stockholders' equity	959,816	931,808
Total liabilities, redeemable noncontrolling interests and stockholders' equity	1,312,935	1,272,035
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	16,647	19,977	25,281	22,613
Accounts receivable, net	14,976	12,113
Prepaid expenses and other current assets	10,532	7,972
Deferred tax assets	123	123
Intercompany receivable	13,700	7,156
Total current assets	55,978	47,341
Property and equipment, net	43,695	42,022
Goodwill	210,300	210,300
Intangible assets, net	29,234	32,938
Other non-current assets	318	351
Intercompany loans receivable	18,336	18,336
Total assets	357,861	351,288
Current liabilities:
Accounts payable	4,280	6,765
Income tax payable	(307)	153
Accrued expenses	28,800	29,837
Deferred revenue	125,982	103,571
Intercompany payable	3,051	137
Total current liabilities	161,806	140,463
Deferred revenue, less current portion	2,943	3,133
Deferred tax liabilities	1,775	1,777
Other non-current liabilities	8,918	6,407
Total liabilities	175,442	151,780
Total stockholders' equity	182,419	199,508
Total liabilities, redeemable noncontrolling interests and stockholders' equity	357,861	351,288
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	124,202	98,011	$ 96,117	$ 88,782
Accounts receivable, net	9,043	11,076
Income tax receivable	884	732
Prepaid expenses and other current assets	3,212	3,006
Deferred tax assets	1,601	1,776
Intercompany receivable	2,482	3
Total current assets	141,424	114,604
Property and equipment, net	5,819	6,694
Goodwill	249,749	283,371
Intangible assets, net	27,141	35,702
Non-marketable investments	2,043
Deferred tax assets	880	1,545
Other non-current assets	5,789	7,474
Total assets	432,845	449,390
Current liabilities:
Accounts payable	3,207	1,516
Income tax payable	907	1,344
Accrued expenses	21,463	20,216
Deferred revenue	67,787	66,951
Intercompany payable	13,690	6,272
Total current liabilities	107,054	96,299
Deferred revenue, less current portion	38	46
Deferred tax liabilities	2,434	4,035
Other non-current liabilities	8,573	3,674
Intercompany loans payable	127,956	135,816
Total liabilities	246,055	239,870
Redeemable noncontrolling interests	9,033	9,742
Total stockholders' equity	177,757	199,778
Total liabilities, redeemable noncontrolling interests and stockholders' equity	432,845	449,390
Consolidation, Eliminations [Member]
Current assets:
Intercompany receivable	(16,972)	(7,483)
Total current assets	(16,972)	(7,483)
Investment in subsidiaries	(360,176)	(399,285)
Intercompany loans receivable	(127,956)	(135,816)
Total assets	(505,104)	(542,584)
Current liabilities:
Intercompany payable	(16,972)	(7,483)
Total current liabilities	(16,972)	(7,483)
Intercompany loans payable	(127,956)	(135,816)
Total liabilities	(144,928)	(143,299)
Total stockholders' equity	(360,176)	(399,285)
Total liabilities, redeemable noncontrolling interests and stockholders' equity	$ (505,104)	$ (542,584)